Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 15,565	$ 13,879
Loans held for sale	1	1
Loans	5,788	5,995
Other assets, carried at fair value	2,512	1,386
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	3,295	2,019
Loans held for sale	0	14
Loans	2,266	4,111
Other assets, carried at fair value	877	1,185
Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	243	414
Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	2,023	3,697
Level 1 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Other assets, carried at fair value	0	0
Level 1 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,197	1,126
Loans held for sale	0	14
Loans	2,261	4,104
Other assets, carried at fair value	417	445
Level 2 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	243	414
Level 2 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	2,018	3,690
Level 3 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,098	893
Loans held for sale	0	0
Loans	5	7
Other assets, carried at fair value	460	740
Level 3 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 3 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 5	$ 7